BORROWINGS (Long-term Narrative) (Details)	12 Months Ended											12 Months Ended			12 Months Ended					12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Land use rights [Member] CNY	Dec. 31, 2013 Plants [Member] CNY	Dec. 31, 2013 Certain equipments [Member] CNY	Dec. 31, 2013 Accounts receivable [Member] CNY	Dec. 31, 2013 Long-term Loan One [Member]	Dec. 31, 2013 Long-term Loan Two [Member]	Dec. 31, 2013 Long-term Loan Three [Member]	Dec. 31, 2013 China Development Bank [Member] CNY	Dec. 31, 2013 China Development Bank [Member] Other Assets [Member] CNY	Dec. 31, 2013 China Development Bank [Member] Accounts receivable [Member] CNY	Dec. 31, 2012 Jinko Solar Co., Ltd. ("Jiangxi Jinko") [Member] CNY	Dec. 31, 2011 Jinko Solar Co., Ltd. ("Jiangxi Jinko") [Member] CNY	Dec. 31, 2013 Jinko Solar Co., Ltd. ("Jiangxi Jinko") [Member] Land use rights [Member] CNY	Dec. 31, 2013 Jinko Solar Co., Ltd. ("Jiangxi Jinko") [Member] Plants [Member] CNY	Dec. 31, 2013 Jinko Solar Co., Ltd. ("Jiangxi Jinko") [Member] Certain equipments [Member] CNY	Dec. 31, 2013 Guochuang Investment [Member] CNY
Debt Instrument [Line Items]
Debt, face amount															160,000,000	7,000,000				8,000,000
Line of credit, maximum borrowing capacity												360,000,000
Line of credit, amount outstanding												358,000,000
Less: Current maturities	11,022,313	66,725,778	313,689,778									4,000,000
Debt term												15 years								3 years
Termination date of credit agreement												Mar. 31, 2028
Debt instrument, maturity date	Dec. 31, 2015	Dec. 31, 2015													Dec. 31, 2014	Dec. 31, 2014
Effective interest rate									6.15%	6.46%	7.21%
Pledged assets					301,580,764	218,730,748	1,879,780,957	38,753,200					634,169,173	35,982,577			97,990,541	140,907,714	152,908,077
Proceeds from issuance of long-term debt	$ 132,150,586	800,000,000	300,000,000	1,000,000,000																8,000,000